Income Taxes (Reconciliation of Effective Income Tax Rate) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2023
Income before provision for income taxes	$ 409	$ 1,173
Statutory income tax rate	29.00%	29.00%
Income taxes, at statutory income tax rates	$ 119	$ 340
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(90)	(72)
Interest and financing expenses	(58)	0
Valuation allowance	(58)	3
Tax credits	(57)	(53)
Goodwill impairment charge	49	0
Amortization of deferred income tax regulatory liabilities	(36)	(33)
Foreign tax rate variance	(31)	(36)
Additional impact from the sale of LIL equity interest	22	0
Tax effect of equity earnings	(14)	(15)
Manufacturing allowance	(9)	(8)
Other	4	2
Income tax (recovery) expense	$ (159)	$ 128
Effective income tax rate	(39.00%)	11.00%
Regulatory Liabilities	$ 1,880	$ 1,772
Interest and financing expenses	185
Other interest and financing expenses	88
Deferred tax asset, interest and financing expenses	79
Foreign Tax Authority [Member]
Income before provision for income taxes	$ 203	$ 964
Barbados
Statutory income tax rate	9.00%
Incremental tax benefits payable to customers [Member]
Regulatory Liabilities	$ 30		$ 82